SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Subsequent Event [Line Items]
Share repurchase program (2024)		$ 70,000
Share Repurchase Program 2024
Subsequent Event [Line Items]
Share repurchase program (2024)	$ 40